Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Social contribution	R$ 346,611	R$ 50,153	R$ 146,051
Income Tax And Social Contribution [Member]
Reserve Quantities [Line Items]
Income tax and social contribution payable	64,407	78,351
Income tax		34,207
Social contribution	64,407	44,144
Current portion	R$ (64,407)	R$ (78,351)